Pension and Other Post-retirement Benefit Plans (Table 4) (Details) $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($)
Pension Plan | Regulatory Assets and Liabilities
Amounts Recognized During Fiscal Year
Actuarial net loss	$ 16.9
Prior service cost (credit)	0.3
Total	17.2
Amounts to be Recognized During Fiscal Year
Actuarial net loss	15.3
Prior service cost (credit)	0.2
Total	15.5
Pension Plan | Accumulated Other Comprehensive Loss
Amounts Recognized During Fiscal Year
Actuarial net loss	1.8
Prior service cost (credit)	0.0
Total	1.8
Amounts to be Recognized During Fiscal Year
Actuarial net loss	1.5
Prior service cost (credit)	0.1
Total	1.6
Health and Life Benefits | Regulatory Assets and Liabilities
Amounts Recognized During Fiscal Year
Actuarial net loss	4.2
Prior service cost (credit)	(14.6)
Total	(10.4)
Amounts to be Recognized During Fiscal Year
Actuarial net loss	1.2
Prior service cost (credit)	(16.8)
Total	(15.6)
Health and Life Benefits | Accumulated Other Comprehensive Loss
Amounts Recognized During Fiscal Year
Actuarial net loss	0.2
Prior service cost (credit)	(0.7)
Total	(0.5)
Amounts to be Recognized During Fiscal Year
Actuarial net loss	0.1
Prior service cost (credit)	(0.9)
Total	$ (0.8)